Balances and Transactions with Related Parties and Affiliated Companies - Summary of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts payable [member]
Balances
Other payables	$ 1,402	$ 1,508
Accounts receivable and other current financial assets [Member]
Balances
Other receivables	565	209
The Coca-Cola company [member] | Bank loans and notes payables and accounts payable [Member]
Balances
Account payables with related party transactions	3,893	3,731
The Coca-Cola company [member] | Accounts receivable [member]
Balances
Account receivable with related party transaction	1,173	2,054
BBVA Bancomer, S.A. de C.V. [member] | Bank loans and notes payables [member]
Balances
Account payables with related party transactions	2,947	352
BBVA Bancomer, S.A. de C.V. [member] | Cash and cash equivalent [member]
Balances
Assets balance with related party transaction	11,093	1,496
JP Morgan Chase & Co. [member] | Cash and cash equivalent [member]
Balances
Assets balance with related party transaction	27	6,907
Banco Mercantil del Norte S.A. [member]
Balances
Assets balance with related party transaction		806
Grupo Industrial Saltillo S.A.B. de C.V [member] | Other financial asset [member]
Balances
Assets balance with related party transaction	169	141
Heineken [member] | Accounts payable [member]
Balances
Account payables with related party transactions	4,753	4,403
Heineken [member] | Accounts receivable and other financial assets [Member]
Balances
Account receivable with related party transaction	$ 2,572	2,673
Former Shareholders Vonpar [member]
Balances
Account receivable with related party transaction		1,219
Caffenio [member] | Accounts payable [member]
Balances
Account payables with related party transactions		$ 293